Summary of Significant Accounting Policies - Property and Equipment Website Development Costs (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Aug. 27, 2016
Property, Plant and Equipment [Line Items]
Website development costs, gross	$ 2,253	$ 5,549
Accumulated amortization	(148)	(3,276)
Property and equipment, net	2,105	2,273
Website development costs
Property, Plant and Equipment [Line Items]
Website development costs, gross	899
Accumulated amortization	(91)
Property and equipment, net	$ 808
(Predecessor) | Website development costs
Property, Plant and Equipment [Line Items]
Website development costs, gross		2,063
Accumulated amortization		(1,215)
Property and equipment, net		$ 848